Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended		12 Months Ended						1 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2014 Milestone Strips	Jun. 30, 2013	Dec. 31, 2014 USD ($) Milestone Strips	Dec. 31, 2014 AUD Milestone Strips	Jun. 30, 2014	Dec. 31, 2013 AUD	Dec. 31, 2012 AUD	Dec. 31, 2013 Domestic (Australia) [Member] AUD	Dec. 31, 2014 Research and Development Arrangement [Member] USD ($)	Dec. 31, 2014 Research and Development Arrangement [Member] AUD	Jul. 31, 2012 Research and Development Arrangement [Member] USD ($)	Jul. 31, 2012 Research and Development Arrangement [Member] AUD	Jun. 30, 2012 Research and Development Arrangement [Member] USD ($)	Jun. 30, 2012 Research and Development Arrangement [Member] AUD	Dec. 31, 2014 Research and Development Arrangement [Member] USD ($) Payment	Dec. 31, 2014 Research and Development Arrangement [Member] AUD	Dec. 31, 2012 Research and Development Arrangement [Member] USD ($)	Dec. 31, 2012 Research and Development Arrangement [Member] AUD	Sep. 09, 2011 Research and Development Arrangement [Member] USD ($)	Sep. 09, 2011 Research and Development Arrangement [Member] AUD	Dec. 31, 2014 Maximum [Member] USD ($)	Dec. 31, 2014 Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum maturity period of highly liquid investments purchase			3 months	3 months
Short-term investments maturity period, minimum			3 months	3 months
Short-term investments maturity period, maximum			12 months	12 months
Property plant and equipment useful life																					10 years	3 years
Non-refundable payment																			$ 3,000,000	2,961,245
Maximum number of payments entity may receive from Siemens															6	6
Number of milestone payments delivered	3		3	3
Revenue recognition, milestone method, revenue recognized									1,000,000	1,225,340					3,000,000	2,961,245
Deferred revenue up-front payment recognized									3,000,000						3,000,000
Revenue from services				9,314,198		4,918,868	10,277,698				2,142,857	2,055,301	2,142,857	2,175,048	1,428,571	1,750,486	4,285,714	4,230,349
Received a payment											1,500,000	1,438,711	1,500,000	1,522,534
Research and development tax incentive income claim																					20,000,000
Research and development tax incentive income				9,935,083		6,279,954	0	1,735,083
Foreign currency transaction gains /(losses)				918,479		643,862	232,458
Percentage of manufacturing initial payment	40.00%		40.00%	40.00%
Duration of payment of marketing support payment on achieving target sales			2 years	2 years
Target strips to be sold for payment of marketing support payment	1,000,000,000		1,000,000,000	1,000,000,000
Total amount of expected marketing support payments			2,000,000
Milestone payments on acceptance of analyzer for commercial production as per agreement				500,000
Milestone payments on launch of first commercial sale of analyzer as per agreement				600,000
Employers contribution to standard defined contribution superannuation funds on behalf of all employees	9.50%	9.00%			9.25%